Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 27.2	$ 21.5
Preferred Stock, No Par Value	$ 0	$ 0
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par or Stated Value Per Share	$ 0.10	$ 0.10
Common Stock, Shares Authorized	260,000,000	260,000,000
Common Stock, Shares, Issued	185,983,792	185,983,792
Treasury Stock, Shares	48,313,414	46,309,476